Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
HFT derivatives
Derivative Assets	$ 429	$ 241
Derivative Liabilities	1,301	850
Other derivatives
Other, Derivative Assets	5	11
Other, Derivative Liabilities	28	0
Derivative Assets
Total gross current derivative assets	690	493
Total impact of master netting agreements	(294)	(192)
Derivative Asset, Total	396	301
Derivative Assets, Current	296	195
Derivative Assets, Long-term	100	106
Derivative Liabilities
Total gross current derivative liabilities	1,372	874
Total impact of master netting agreements	(294)	(192)
Derivative Liabilities, Total	1,078	682
Derivative Liabilities, Current	888	533
Derivative Liabilities, Long-term	190	149
Equity derivatives
Other derivatives
Other, Derivative Assets	0	11
Other, Derivative Liabilities	5	0
FX forwards
Other derivatives
Other, Derivative Assets	5	0
Other, Derivative Liabilities	23	0
Power swaps and physical contracts
HFT derivatives
Derivative Assets	89	33
Derivative Liabilities	77	32
Natural gas swaps, futures, forwards, physical contracts
HFT derivatives
Derivative Assets	340	208
Derivative Liabilities	1,224	818
Regulatory deferral
HFT derivatives
Derivative Assets	256	241
Derivative Liabilities	43	24
Derivative Assets
Total impact of master netting agreements	(18)	(4)
Derivative Liabilities
Total impact of master netting agreements	(18)	(4)
Regulatory deferral | Commodity swaps and forwards
Regulatory deferral
Regulatory deferral, Derivative Assets	186	146
Regulatory deferral, Derivative Liabilities	42	16
Regulatory deferral | FX forwards
HFT derivatives
Derivative Assets	18	7
Derivative Liabilities	1	8
Regulatory deferral | Physical natural gas purchases and sales [Member]
HFT derivatives
Derivative Assets	88	52
Derivative Liabilities	0	0
HFT derivatives
Derivative Assets
Total impact of master netting agreements	(276)	(188)
Derivative Liabilities
Total impact of master netting agreements	$ (276)	$ (188)